Segmented Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 29, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of plants sold	2
Amount Reclassified From Operating Expenses to Transportation and Proccessing Expense		$ 240	$ 239
Number Of Major Customers That Accounted For More Than Ten Percent Of Revenue		2	1	1
Entity-Wide Revenue, Major Customer, Amount		1,195	831	1,055
Major Customer Percentage of Total Revenues		10.00%
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue from External Customers		177	266	292
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Amount Reclassified From Operating Expenses to Transportation and Proccessing Expense			$ 240	$ 239